Other equity - Summary of Share Based Payment Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	₨ 3,444
Expense for the year	2,512		₨ 2,505	₨ 177
Repurchase of vested stock options			(89)	(646)
Amount utilised on exercise of stock options			(85)
Shares issued during the year	15		9,149
Ending balance	5,886	$ 72	3,444
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	3,444		1,165	1,161
Expense for the year	2,512		2,505	177
Recognition of non-controlling interests pursuant to the Transaction			(117)
Repurchase of vested stock options			(24)	(176)
Forfeiture of vested options				3
Amount utilised on exercise of stock options			(85)
Shares issued during the year	(70)
Ending balance	₨ 5,886	$ 72	₨ 3,444	₨ 1,165